Acquisitions and Disposal of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Summary of Purchase Price of the Assets
The purchase price of the assets are as follows:

	As of December 31,
	2020	2021
Cash	5,858	—
Intangible assets-Insurance agency licenses	35,130	—
Intangible assets- Medical institution license	—	3,708
Intangible assets- Trademark and software copyright	—	98
Total assets acquired	40,988	3,806
Deferred tax liabilities	(8,630)	(927)
Accrued expenses and other current liabilities	—	(816)
Total liabilities assumed	(8,630)	(1,743)
Net assets acquired	32,358	2,063